Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 48,851	$ 49,605	$ 51,584
United States [Member}
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	21,704	19,073	20,274
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[3]	9,714	11,719	11,739
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[4]	6,298	7,314	8,346
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[5]	$ 11,136	$ 11,499	$ 11,225

[1]	Amounts may not add due to rounding.
[2]	On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, and in accordance with our domestic and international reporting periods, our consolidated statement of income for the year ended December 31, 2015 reflects four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. See Note 2A for additional information.
[3]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $7.4 billion in 2015, $9.0 billion in 2014 and $8.9 billion in 2013.
[4]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.
[5]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.